PREPAYMENTS AND OTHER CURRENT ASSETS (Details)	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
PREPAYMENTS AND OTHER CURRENT ASSETS
Prepayments and deposits to vendors		1,083,771,955	644,317,439
Interest receivable		55,861,029	36,543,547
Receivables from financial institution		28,303,638	14,368,206
Employee advances		10,476,537	3,676,848
Prepayments for property and equipment		4,575,720	7,885,594
Receivables related to Capped Call Option			264,779,132
Others		32,767,408	22,249,774
Total	$ 200,828,632	1,215,756,287	993,820,540